Related Party Transactions (Details Narrative)	3 Months Ended
Mar. 31, 2022 USD ($) shares
Power [Member]
Related Party Transaction [Line Items]
Professional and Contract Services Expense	$ 7,500
Debt Conversion, amount	$ 96,500
Debt Conversion, Shares Issued | shares	2,144,444
Gibbs [Member]
Related Party Transaction [Line Items]
Interest rate	6.00%
Gibbs [Member] | Promissory Note One [Member]
Related Party Transaction [Line Items]
Note payable	$ 50,000
Gibbs [Member] | Promissory Note Two [Member]
Related Party Transaction [Line Items]
Note payable	$ 25,000